Taxation - Summary of Movement of Net Deferred Tax Assets/(Liabilities) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	¥ 5,973
Net deferred tax liabilities, Beginning balance	(108)
- Deferred tax (charged)/ credited to the statements of income	(2,259)		¥ (6)	¥ 1,540
Deferred tax credited/ (charged) to other comprehensive income	3		(2)	13
Net deferred tax liabilities, Ending balance	(111)	$ (16)	(108)
Reclassified from current taxes payable				(1,304)
Net deferred tax assets, Ending balance	3,401	$ 494	5,973
Impact on initial application of IFRS 15 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Ending balance	(229)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	5,973		5,986	5,642
- Deferred tax (charged)/ credited to the statements of income	(2,256)		(11)	1,635
Deferred tax credited/ (charged) to other comprehensive income	3		(2)	13
Reclassified from current taxes payable				(1,304)
Net deferred tax assets, Ending balance	3,401		5,973	5,986
Deferred tax assets [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	5,973		5,986	5,642
Net deferred tax assets, Ending balance			5,973	5,986
Deferred tax assets [member] | Impact on initial application of IFRS 15 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	(584)
Net deferred tax assets, Ending balance			(584)
Deferred tax assets [member] | Application of IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	265
Net deferred tax assets, Ending balance			265
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities, Beginning balance	(108)		(113)	(18)
- Deferred tax (charged)/ credited to the statements of income	(3)		5	(95)
Net deferred tax liabilities, Ending balance	¥ (111)		¥ (108)	¥ (113)